Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) € / shares in Units, item in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item € / shares	Dec. 31, 2018 EUR (€) item € / shares	Dec. 31, 2017 EUR (€) item
SHARE-BASED PAYMENTS
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 1,735	€ 1,030
Total expense recognized | €	€ 1,664	€ 674	€ 963
LTI Plan 2016
SHARE-BASED PAYMENTS
Beginning of period	926	631
Granted	344	295
Exercised	0	0
Forfeited	(160)	0
End of period	1,110	926	631
Exercisable	0	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 73	€ 30
Total intrinsic value of vested awards | €	51	3
Total expense recognized | €	€ 44	€ 8	€ 14
LTI Plan 2015
SHARE-BASED PAYMENTS
Beginning of period	385	531
Granted	0	0
Adjustment based upon KPI target achievement	0	0
Exercised	(385)	(146)
Forfeited	0	0
End of period	0	385	531
Exercisable	0	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 0	€ 35
Total intrinsic value of vested awards | €	€ 0	€ 34
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 90.75	€ 88.27
Total expense recognized | €	€ (1)	€ 3	€ 9
SOP 2010
SHARE-BASED PAYMENTS
Beginning of period	7,086	14,472
Granted	0	0
Exercised	(3,904)	(6,913)
Forfeited	(144)	(473)
End of period	3,039	7,086	14,472
Exercisable	3,039	7,086
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 150	€ 146
Total intrinsic value of vested awards | €	€ 155	€ 137
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 111.58	€ 100.61
Total expense recognized | €	€ 66	€ 43	€ 221
Qualtrics Rights
SHARE-BASED PAYMENTS
Granted	24,666
Exercised	(7,776)
Forfeited	(883)
End of period	16,007
Exercisable	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 377
Total intrinsic value of vested awards | €	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 106.15
Total expense recognized | €	€ 461
Service RSUs
SHARE-BASED PAYMENTS
Beginning of period	15,264	13,520
Granted	9,339	8,512
Adjustment based upon KPI target achievement	122	49
Exercised	(7,540)	(5,840)
Forfeited	(1,057)	(977)
End of period	16,128	15,264	13,520
Exercisable	0	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 1,100	€ 774
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 98.11	€ 88.67
Total expense recognized | €	€ 1,087	€ 611	€ 712